Trade, other payables and provisions (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Trade payables	$ 2,532	$ 3,181
Non-trade payables and accrued expenses	2,604	2,345
Total financial trade and other payables	8,115	8,849
Current portion of provisions and other non-financial payables	255	888
Trade, other payables and provisions	8,369	9,737
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Related party payables	2,254	2,464
Related parties [member]
Disclosure of transactions between related parties [line items]
Related party payables	$ 725	$ 858